Short-Term Deposits and Marketable Securities - Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Marketable Securities [Line Items]
Beginning Balance	$ 330
Proceeds at maturity	(200)	$ (100)
Change in fair value included in OCI	3
Ending Balance	133	330
U.S. Treasury Debt Securities [Member]
Marketable Securities [Line Items]
Beginning Balance	330
Proceeds at maturity	(200)
Change in fair value included in OCI	3
Ending Balance	$ 133	$ 330